Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants	6 Months Ended
Jun. 30, 2022 USD ($)
Units and Prefunded Units [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Gross Proceeds	$ 19,999,999
Less: Total fair value of warrant liability	(9,063,025)
Residual value to common shares	10,936,974
Day one loss-change in fair value opening
Over allotment warrants [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Gross Proceeds	13,045
Less: Total fair value of warrant liability	(975,393)
Residual value to common shares
Day one loss-change in fair value opening	$ (962,350)